Pension and other post-retirement benefits - Obligation and funded status (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Total benefit costs
Service costs on benefit obligation	SFr 67	SFr 66	SFr 78	SFr 133	SFr 155
Interest costs on benefit obligation	36	37	70	73	140
Expected return on plan assets	(151)	(152)	(178)	(303)	(356)
Amortization of recognized prior service cost/(credit)	(33)	(32)	(29)	(65)	(58)
Amortization of recognized actuarial losses/(gains)	100	101	105	201	210
Net periodic benefit costs	19	20	46	39	91
Settlement losses/(gains)	0	(1)	0	(1)	2
Curtailment losses/(gains)	(8)	(18)	(3)	(26)	(10)
Special termination benefits	4	0	3	4	4
Total benefit costs	15	1	46	16	87
PBO
Service costs	67	66	78	133	155
Interest costs	36	37	SFr 70	73	140
Total amount recognized
Noncurrent assets	1,412	SFr 1,265		1,412		SFr 1,061
Pension and Other Postretirement Benefit Contributions
Contributions expected to be made by the company by the end of the current fiscal year	442			442
Contributions made to defined benefit pension plans and other post-retirement defined benefit plans				238
Bank
Total amount recognized
Noncurrent assets	1,005			1,005		SFr 995
Bank | International
Total benefit costs
Service costs on benefit obligation				11	11
Interest costs on benefit obligation				48	69
Expected return on plan assets				(66)	(88)
Amortization of recognized prior service cost/(credit)				0	0
Amortization of recognized actuarial losses/(gains)				31	28
Net periodic benefit costs				24	20
Curtailment losses/(gains)				(5)	0
Total benefit costs				19	20
PBO
Service costs				11	11
Interest costs				48	SFr 69
Pension and Other Postretirement Benefit Contributions
Contributions expected to be made by the company by the end of the current fiscal year	SFr 34			34
Contributions made to defined benefit pension plans and other post-retirement defined benefit plans				SFr 17